COMMITMENTS AND CONTINGENCIES - Operating lease commitments (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Office properties
Commitments due:
Total minimum lease payments under non-cancellable operating leases	¥ 9,055	¥ 5,726
Office properties | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	898	1,218
Office properties | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	139	69
Office properties | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,762	1,630
Office properties | Not later than one year [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	24	18
Office properties | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	927	1,048
Office properties | Later than one year and not later than two years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	20	12
Office properties | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	2,106	1,274
Office properties | Later than two years and not later than five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	32	16
Office properties | Later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	4,260	1,774
Office properties | Later than five years [member] | A joint venture [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	63	23
Property plant and equipment
Commitments due:
Total minimum lease payments under non-cancellable operating leases	7,317	7,169
Property plant and equipment | CNOOC Group [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	5,195	3,366
Property plant and equipment | Not later than one year [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,379	1,272
Property plant and equipment | Later than one year and not later than two years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,117	875
Property plant and equipment | Later than two years and not later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	1,760	1,616
Property plant and equipment | Later than five years [member]
Commitments due:
Total minimum lease payments under non-cancellable operating leases	¥ 3,061	¥ 3,406
Minimum [member] | Office properties
Disclsoure of operating lease commitments
Lease term	6 months
Minimum [member] | Property plant and equipment
Disclsoure of operating lease commitments
Lease term	1 year
Maximum [member] | Office properties
Disclsoure of operating lease commitments
Lease term	20 years
Maximum [member] | Property plant and equipment
Disclsoure of operating lease commitments
Lease term	25 years